Corporate Information - Internal restructurings (Details) $ / shares in Units, R$ in Thousands, $ in Millions				12 Months Ended				36 Months Ended
	Nov. 30, 2022 $ / shares	Nov. 01, 2021 shares	Aug. 01, 2020 BRL (R$)	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020	Dec. 31, 2022
Corporate information
Number of shares purchased | shares				551,125	551,125	1,480,061
Number of treasury shares canceled | shares		750,000
Tax rate				34.00%	34.00%	34.00%	34.00%	34.00%
PSD Educacao S.A. ("PSD") | Positivo Soluoes Didaticas Ltda. And Editora Pia Ltda. [Member]
Corporate information
Non tax deductible goodwill recognized | R$			R$ 830,028
Non tax deductible fair value adjustments recognized | R$			726,876
Tax benefits from the deductibility of the amortization of goodwill and fair value adjustments | R$			R$ 529,347
Tax rate			34.00%
Fair value adjustments, useful life			7 years 6 months
PSD Educacao S.A. ("PSD") | Minimum | Positivo Soluoes Didaticas Ltda. And Editora Pia Ltda. [Member]
Corporate information
Fair value adjustments, amortization period			5 years
PSD Educacao S.A. ("PSD") | Maximum | Positivo Soluoes Didaticas Ltda. And Editora Pia Ltda. [Member]
Corporate information
Fair value adjustments, amortization period			20 years
Class A | Repurchase program
Corporate information
Number of shares purchased | shares		1,172,991		551,125	551,125
Aggregate amount of shares purchased				R$ 53,100	$ 10.2
Non-Binding Proposal | Class A
Corporate information
Percentage of agree to roll over shares if founders accepted the proposal	100.00%
Proposed purchase price in cash | $ / shares	$ 11.00
Percentage of premium	22.00%
Closing price | $ / shares	$ 9.04